Retirement Benefits (Details 11) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	$ 21,013	$ 19,027
Domestic Equity Securities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	3,953	3,166
Domestic Equity Securities | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	3,948	3,164
Domestic Equity Securities | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	3	0
Domestic Equity Securities | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	2	2
International Equity Securities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	3,274	2,657
International Equity Securities | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,406	1,304
International Equity Securities | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,868	1,353
International Equity Securities | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,203	1,972
Cash & cash equivalents | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	92	122
Cash & cash equivalents | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,111	1,850
Cash & cash equivalents | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
U.S. Treasuries
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,381	1,151
U.S. Treasuries | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
U.S. Treasuries | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,381	1,151
U.S. Treasuries | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Other U.S. Government Agency Securities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	715	650
Other U.S. Government Agency Securities | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Other U.S. Government Agency Securities | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	715	650
Other U.S. Government Agency Securities | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Non-U.S. Government Securities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	224	193
Non-U.S. Government Securities | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Non-U.S. Government Securities | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	224	193
Non-U.S. Government Securities | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Corporate debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	3,512	4,029
Corporate debt | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Corporate debt | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	3,512	4,029
Corporate debt | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Asset backed
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	762	716
Asset backed | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Asset backed | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	758	712
Asset backed | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	4	4
High yield debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,070	552
High yield debt | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
High yield debt | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	992	493
High yield debt | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	78	59
Bank loans
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	115	92
Bank loans | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Bank loans | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	115	92
Bank loans | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Hedge funds
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,521	1,282
Hedge funds | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Hedge funds | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Hedge funds | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,521	1,282
Private equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,945	1,651
Private equities | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Private equities | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Private equities | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,945	1,651
Real estate
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,402	870
Real estate | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Real estate | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Real estate | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	1,402	870
Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	(64)	46
Other | Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Other | Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	(64)	46
Other | Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	0	0
Level 1 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	5,446	4,590
Level 2 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	10,615	10,569
Level 3 [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets at the end of the year	$ 4,952	$ 3,868